Segment Information - Pre-tax income (loss) from exited business (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pre-tax income (loss) from exited business:
Change in fair value of funds withheld embedded derivative		$ 3,652.8	$ 0.0	$ 0.0
Net realized capital gains (losses) on funds withheld assets	[1]	749.4
Amortization of reinsurance gain (loss)		(84.5)	$ 18.0	$ (67.4)
Total pre-tax income (loss) from exited business		4,297.1
Operating Segments
Pre-tax income (loss) from exited business:
Change in fair value of funds withheld embedded derivative		3,652.8
Net realized capital gains (losses) on funds withheld assets		749.4
Strategic review costs and impacts on pre-tax income (loss)		(57.1)
Amortization of reinsurance gain (loss)		(82.5)
Impacts to actuarial balances of reinsured business		34.5
Total pre-tax income (loss) from exited business		4,297.1
Reconciling Items
Pre-tax income (loss) from exited business:
Change in fair value of funds withheld embedded derivative		767.1
Net realized capital gains (losses) on funds withheld assets		157.4
Strategic review costs and impacts on pre-tax income (loss)		(6.3)
Amortization of reinsurance gain (loss)		(17.4)
Impacts to actuarial balances of reinsured business		7.2
Total pre-tax income (loss) from exited business		$ 908.0

[1]	Includes realized and unrealized gains (losses). See Note 5, Investments, for further details.